INCOME TAXES.	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES.
10.	INCOME TAXES.

The Company recorded a provision (benefit) for income taxes as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Current provision (benefit)	$(589)	$(490)	$141
Deferred provision (benefit)	27	169	(1,122)
Total	$(562)	$(321)	$(981)

A reconciliation of the differences between the United States statutory federal income tax rate and the effective tax rate as provided in the consolidated statements of operations is as follows:

	Years Ended December 31,
	2018	2017	2016
Statutory rate	21.0%	35.0%	35.0%
State income taxes, net of federal benefit	5.4	4.0	6.4
Change in valuation allowance	(20.3)	(34.5)	(298.8)
Impact of Federal tax rate change on deferred taxes	—	(28.4)	—
Impact of Federal tax rate change on valuation allowance	—	29.4	—
Fair value adjustments and warrant inducements	—	0.4	37.2
Noncontrolling interest	(3.0)	(3.2)	—
Stock compensation	—	(0.1)	58.8
Non-deductible items	(0.7)	(0.2)	8.9
Other	(1.6)	(1.6)	(27.5)
Effective rate	0.8%	0.8%	(180.0)%

Deferred income taxes are provided using the asset and liability method to reflect temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities using presently enacted tax rates and laws. The components of deferred income taxes included in the consolidated balance sheets were as follows (in thousands):

	December 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$48,082	$40,989
R&D, energy and AMT credits	4,247	1,797
Disallowed interest	3,769	—
Railcar contracts	650	1,415
Stock-based compensation	782	738
Allowance for doubtful accounts and other assets	643	637
Derivatives	1,214	267
Pension liability	2,941	2,939
Other	2,134	2,097
Total deferred tax assets	64,462	50,879

Deferred tax liabilities:
Property and equipment	(23,013)	(25,194)
Intangibles	(749)	(749)
Other	(363)	(521)
Total deferred tax liabilities	(24,125)	(26,464)

Valuation allowance	(40,588)	(24,639)
Net deferred tax liabilities, included in other liabilities	$(251)	$(224)

A portion of the Company's net operating loss carryforwards will be subject to provisions of the tax law that limit the use of losses incurred by a company prior to the date certain ownership changes occur. Due to the limitation, a significant portion of these net operating loss carryforwards will expire regardless of whether the Company generates future taxable income. After reducing these net operating loss carryforwards for the amount which will expire due to this limitation, the Company had remaining federal net operating loss carryforwards of approximately $183,212,000 and state net operating loss carryforwards of approximately $166,032,000 at December 31, 2018. These net operating loss carryforwards expire as follows (in thousands):

Tax Years	Federal	State
2019–2023	$—	$—
2024–2028	12,256	20,217
2029–2033	98,360	49,947
2034 and after	40,955	95,868
Non-expiring NOLs	31,641	—
Total NOLs	$183,212	$166,032

Certain of these net operating losses are not immediately available, but become available to be utilized in each of the years ended December 31, as follows (in thousands):

Year	Federal	State
2019	$94,739	$108,956
2020	6,374	5,345
2021	6,308	5,318
2022	6,308	5,318
2023	6,308	5,318

To the extent amounts are not utilized in any year, they may be carried forward to the next year until expiration. These amounts may change if there are future additional limitations on their utilization.

In assessing whether the deferred tax assets are realizable, a more likely than not standard is applied. If it is determined that it is more likely than not that deferred tax assets will not be realized, a valuation allowance must be established against the deferred tax assets. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the associated temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

A valuation allowance was established in the amount of $40,588,000, $24,639,000 and $12,683,000 at December 31, 2018, 2017 and 2016, respectively, based on the Company's assessment of the future realizability of certain deferred tax assets. The valuation allowance on deferred tax assets is related to future deductible temporary differences and net operating loss carryforwards for which the Company has concluded it is more likely than not that these items will not be realized in the ordinary course of operations.

For the year ended December 31, 2018, the Company recorded an increase in the valuation allowance of $15,949,000. This increase was primarily the offsetting impact of an increase in deferred tax assets associated with additional net operating losses in 2018. For the year ended December 31, 2017, the Company recorded an increase in the valuation allowance of $11,956,000. This increase was primarily the offsetting impact of a decrease in deferred tax liabilities associated with property and equipment, as a result of the finalization of the deferred tax attributes of Pacific Aurora, which was subject to the sale of a noncontrolling interest in 2016. For the year ended December 31, 2016, the Company recorded a decrease in the valuation allowance of $27,155,000, including approximately $13,500,000 related to finalizing certain aspects of the deferred tax attributes of the Company's acquisition of PE Central in 2015, and approximately $11,500,000 related to the sale of the noncontrolling interest in Pacific Aurora.

At December 31, 2018 and 2017, the Company accrued $235,000 in tax uncertainties related to a refund claim. There was no accrued interest or penalties relating to tax uncertainties at December 31, 2016.

The Tax Cuts and Jobs Act ("TCJA") was enacted on December 22, 2017. The Company recognized the income tax effects of the TCJA in its 2017 financial statements in accordance with Staff Accounting Bulletin No. 118, which provides SEC staff guidance for the application of ASC Topic 740, Income Taxes, in the reporting period in which the TCJA was signed into law. The Company did not identify items for which the income tax effects of the TCJA was not completed as of December 31, 2017.

Amounts recorded where accounting was complete principally related to the reduction in the U.S. corporate income tax rate to 21%. This resulted in the Company reporting an income tax benefit of $321,000 as the deferred tax liabilities associated with indefinite lived intangible assets were remeasured at the new 21% rate. This rate reduction decreased gross deferred assets by approximately $10,170,000 and valuation allowance by $10,545,000. Absent this deferred tax liability, the Company is in a net deferred tax asset position that is offset by a full valuation allowance, resulting in a net tax effect of zero.

For the year ended December 31, 2018, provisions of Internal Revenue Code Section 163(j), as amended by the TCJA, became effective which now limit the deductibility of interest expense to 30% of adjusted taxable income. The Company recorded a related deferred asset of $3,749.000 at December 31, 2018 which has been fully offset by a valuation allowance. Another significant provision of the TCJA is a limitation of net operating losses generated after fiscal year 2017 with no ability to carryback.

The Company is subject to income tax in the United States federal jurisdiction and various state jurisdictions and has identified its federal tax return and tax returns in state jurisdictions below as "major" tax filings. These jurisdictions, along with the years still open to audit under the applicable statutes of limitation, are as follows:

Jurisdiction	Tax Years

Federal	2015 – 2017
Arizona	2015 – 2017
California	2014 – 2017
Colorado	2014 – 2017
Idaho	2015 – 2017
Illinois	2014 – 2017
Indiana	2015 – 2017
Iowa	2015 – 2017
Kansas	2015 – 2017
Minnesota	2015 – 2017
Missouri	2015 – 2017
Nebraska	2015 – 2017
Oklahoma	2015 – 2017
Oregon	2015 – 2017
Texas	2014 – 2017

However, because the Company had net operating losses and credits carried forward in several of the jurisdictions, including the United States federal and California jurisdictions, certain items attributable to closed tax years are still subject to adjustment by applicable taxing authorities through an adjustment to tax attributes carried forward to open years.